SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

Description of Plan

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan (“2010 Plan”) permitting the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights (“SARs”); (ii) restricted stock units (“RSUs”); (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan. Since June 30, 2015, all SARs and RSUs granted under the 2010 Plan have vested.

SARs entitle the holder to receive any increase in value between the grant date price of Fly’s ADSs and their value on the exercise date. RSUs entitle the holder to receive a number of Fly’s ADSs equal to the number of RSUs awarded upon vesting. All awards are fully vested. The granted SARs expire on the tenth anniversary of the grant date. The Company satisfies SAR exercises with newly issued ADSs.

The holder of a SAR is also entitled to dividend equivalent rights (“Dividend Equivalent”) on each SAR. For each Dividend Equivalent, the holder shall have the non-forfeitable right to receive a cash amount equal to the per share dividend paid by the Company during the period between the grant date and the earlier of the (i) award exercise or vesting date, (ii) termination date or (iii) expiration date. Dividend Equivalents expire at the same time and in the same proportion that the SARs are exercised, cancelled, forfeited or expired.

Grant Activity

A summary of the Company’s SAR activity for the years ended December 31, 2020, 2019 and 2018 are presented as follows:

	Number of shares	Weighted average exercised price	Weighted average remaining contractual life (in years)
Outstanding and vested at January 1, 2018	796,980	$12.74	3.1
SARs exercised	—	—
Outstanding at December 31, 2018	796,980	$12.74	2.1
SARs exercised	782,955	12.73
Outstanding at December 31, 2019	14,025	$12.95	1.6
SARs exercised	—	—
Outstanding and exercisable at December 31, 2020	14,025	12.95	0.6